Long-Term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure
2020 (July to December 2020)	$ 24,000
2021	48,000
2022	48,000
2023	48,000
2024	471,000
Total long-term debt	$ 639,000	$ 663,000